OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Depreciation of PP&E	$ (46,977)	$ (42,467)	$ (14,911)
Amortization of intangible assets	(8,269)	(8,181)	(163)
Amortization of rights of use assets	(3,479)	(150)	(8)
Impairment of fixed assets	(2,564)	(3,216)
Depreciation, amortization and impairment of fixed assets	$ (61,289)	$ (54,014)	$ (15,082)